Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Current tax (assets)/liabilities
Current tax assets	€ (44.5)
Corporation tax provision				€ 31.6	€ 36.0
Total current tax liabilities	31.6	€ 31.6	€ 36.0	31.6	36.0
Deferred tax assets and liabilities
Recognition of tax losses	(53.6)			(43.2)
Total deferred tax assets	(53.6)			(43.2)
Total deferred tax liabilities	353.5			460.6	395.2
Total deferred tax liabilities (net)	299.9			417.4	395.2
Total tax liabilities (net)	255.4			449.0	431.2
Reconciliation of current tax
At beginning of year	31.6	36.0	2.9
At beginning of year	31.6
Corporation tax charge in year	44.4	96.5	152.0
Tax paid	(120.5)	(100.9)	(118.9)
At end of year		31.6	36.0
At end of year	(44.5)	31.6
Reconciliation of deferred tax
Liability at beginning of year	417.4	395.2	473.1
New temporary differences on property, plant and equipment, net operating losses, derivatives, pensions and other items	(117.5)	22.2	(77.9)
Liability at end of year	299.9	€ 417.4	€ 395.2
Origination and reversal of temporary differences on property, plant and equipment, derivatives, pensions and available-for-sale securities
Deferred tax assets and liabilities
Total deferred tax liabilities	€ 353.5			€ 460.6	€ 395.2